Supplement to the currently effective Statement of Additional Information of each of the listed funds:

---------------------------------------------------------------------------------------------------------------------------------
Cash Account Trust                      DWS International Fund                     DWS Variable Series II
     Government & Agency Securities     DWS International Select Equity Fund            DWS Balanced VIP
     Portfolio                          DWS Investments VIT Funds                       DWS Blue Chip VIP
     Money Market Portfolio                  DWS RREEF Real Estate Securities VIP       DWS Conservative Allocation VIP
     Tax-Exempt Portfolio                    DWS Small Cap Index VIP                    DWS Core Fixed Income VIP
Cash Management Fund Institutional           DWS Equity 500 Index VIP                   DWS Davis Venture Value VIP
Cash Management Fund Investment         DWS Japan Equity Fund                           DWS Dreman Financial Services VIP
Cash Reserve Fund                       DWS Large Cap Value Fund                        DWS Dreman High Return Equity VIP
     Prime Series                       DWS Large Company Growth Fund                   DWS Dreman Small Cap Value VIP
     Tax-Free Series                    DWS Latin America Equity Fund                   DWS Global Thematic VIP
     Treasury Series                    DWS Lifecycle Long Range Fund                   DWS Government & Agency Securities VIP
Daily Assets Fund Institutional         DWS Managed Municipal Bond Fund                 DWS Growth Allocation VIP
DWS Balanced Fund                       DWS Massachusetts Tax-Free Fund                 DWS High Income VIP
DWS Blue Chip Fund                      DWS Micro Cap Fund                              DWS Income Allocation VIP
DWS California Tax Free Income Fund     DWS Mid Cap Growth Fund                         DWS International Select Equity VIP
DWS Capital Growth Fund                 DWS Moderate Allocation Fund                    DWS Janus Growth & Income VIP
DWS Cash Investment Trust               DWS Money Market Fund                           DWS Janus Growth Opportunities VIP
DWS Commodity Securities Fund           DWS Money Market Series                         DWS Large Cap Value VIP
DWS Communications Fund                 DWS New York Tax-Free Income Fund               DWS Mercury Large Cap Core VIP
DWS Conservative Allocation Fund        DWS Pacific Opportunities Equity Fund           DWS MFS Strategic Value VIP
DWS Core Fixed Income Fund              DWS RREEF Real Estate Securities Fund           DWS Mid Cap Growth VIP
DWS Core Plus Income Fund               DWS S&P 500 Index Fund                          DWS Moderate Allocation VIP
DWS Dreman Concentrated Value Fund      DWS Short Duration Fund                         DWS Money Market VIP
DWS Dreman Financial Services Fund      DWS Short Duration Plus Fund                    DWS Oak Strategic Equity VIP
DWS Dreman High Return Equity Fund      DWS Short Term Bond Fund                        DWS Salomon Aggressive Growth VIP
DWS Dreman Mid Cap Value Fund           DWS Short-Term Municipal Bond Fund              DWS Small Cap Growth VIP
DWS Dreman Small Cap Value Fund         DWS Small Cap Core Fund                         DWS Strategic Income VIP
DWS EAFE Equity Index Fund              DWS Small Cap Growth Fund                       DWS Technology VIP
DWS Emerging Markets Equity Fund        DWS Small Cap Value Fund                        DWS Templeton Foreign Value VIP
DWS Emerging Markets Fixed Income Fund  DWS Strategic Income Fund                       DWS Turner Mid Cap Growth VIP
DWS Enhanced S&P 500 Index Fund         DWS Target 2006 Fund                       Investors Cash Trust
DWS Equity 500 Index Fund               DWS Target 2008 Fund                            Government & Agency Securities Portfolio
DWS Equity Income Fund                  DWS Target 2010 Fund                            Treasury Portfolio
DWS Equity Partners Fund                DWS Target 2011 Fund                       Investors Municipal Cash Fund
DWS Europe Equity Fund                  DWS Target 2012 Fund                            Investors Florida Municipal Cash Fund
DWS Global Bond Fund                    DWS Target 2013 Fund                            Investors Michigan Municipal Cash Fund
DWS Global Opportunities Fund           DWS Target 2014 Fund                            Investors New Jersey Municipal Cash Fund
DWS Global Thematic Fund                DWS Tax Free Money Fund                         Investors Pennsylvania Municipal Cash
DWS GNMA Fund                           DWS Tax-Exempt Money Fund                  Fund
DWS Gold & Precious Metals Fund         DWS Technology Fund                             Tax-Exempt New York Money Market Fund
DWS Government & Agency Money Fund      DWS U.S. Bond Index Fund                   Money Market Fund Investment
DWS Growth & Income Fund                DWS U.S. Government Securities Fund        New York Tax Free Money Fund
DWS Growth Allocation Fund              DWS U.S. Treasury Money Fund               Tax Exempt California Money Market Fund
DWS Growth Plus Allocation Fund         DWS Value Builder Fund                     Tax Free Money Fund Investment
DWS Health Care Fund                    DWS Variable Series I                      Treasury Money Fund Institutional
DWS High Income Fund                         DWS Bond VIP
DWS High Income Plus Fund                    DWS Capital Growth VIP
DWS High Yield Tax Free Fund                 DWS Global Opportunities VIP
DWS Inflation Protected Plus Fund            DWS Growth & Income VIP
DWS Intermediate Tax/AMT Free Fund           DWS Health Care VIP
DWS International Equity Fund                DWS International VIP
                                             Money Market VIP



The following replaces the second and third paragraphs under the "Portfolio Holdings Information" section of each of the above-referenced fund's Statement of Additional Information:

Each fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to a fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, "Authorized Third Parties").

Prior to any disclosure of a fund's non-public portfolio holdings information to Authorized Third Parties, a person authorized by a fund's Trustees/Directors must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a fund's Trustees/Directors.







               Please Retain This Supplement for Future Reference





October 2, 2006

                                       2